American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2023

Core Plus - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 28.5%
Aerospace and Defense — 0.6%
Boeing Co., 5.81%, 5/1/50	388,000	386,913
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	229,759
Raytheon Technologies Corp., 4.125%, 11/16/28	619,000	596,595
Raytheon Technologies Corp., 3.125%, 7/1/50	220,000	159,562
Raytheon Technologies Corp., 5.375%, 2/27/53	310,000	322,231
TransDigm, Inc., 6.75%, 8/15/28(1)	511,000	513,576
		2,208,636
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	398,000	310,286
Automobiles — 1.0%
American Honda Finance Corp., 5.00%, 5/23/25	330,000	328,782
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	791,184
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	330,000	330,661
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	770,000	777,877
General Motors Financial Co., Inc., 2.75%, 6/20/25	929,000	875,588
General Motors Financial Co., Inc., 5.85%, 4/6/30	280,000	277,821
Toyota Motor Credit Corp., 4.55%, 5/17/30	570,000	556,435
		3,938,348
Banks — 3.9%
Banco Santander SA, VRN, 1.72%, 9/14/27	400,000	347,556
Bank of America Corp., VRN, 1.73%, 7/22/27	1,115,000	996,060
Bank of America Corp., VRN, 2.88%, 10/22/30	1,822,000	1,570,125
Bank of America Corp., VRN, 2.57%, 10/20/32	305,000	248,540
Bank of America Corp., VRN, 4.57%, 4/27/33	675,000	634,982
Barclays PLC, VRN, 2.28%, 11/24/27	352,000	309,900
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	230,000	212,833
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	345,000	340,472
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	415,000	408,608
Citigroup, Inc., VRN, 3.07%, 2/24/28	370,000	340,698
Citigroup, Inc., VRN, 3.52%, 10/27/28	691,000	642,327
Citigroup, Inc., VRN, 4.41%, 3/31/31	230,000	216,374
Citigroup, Inc., VRN, 3.06%, 1/25/33	540,000	451,080
Commonwealth Bank of Australia, 5.32%, 3/13/26	336,000	337,100
Credit Agricole SA, 5.59%, 7/5/26(1)(2)	309,000	308,654
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	332,000	288,640
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	814,000	658,771
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	265,000	264,262
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	467,000	419,698
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,126,000	966,538
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	425,000	359,717
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	480,000	398,867
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	189,000	187,626
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	350,000	278,851
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	168,000	167,331
Royal Bank of Canada, 6.00%, 11/1/27	560,000	573,693
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	205,000	190,492
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	294,000	299,523
Toronto-Dominion Bank, 2.45%, 1/12/32	355,000	291,506

Truist Bank, 3.625%, 9/16/25	250,000	233,678
Truist Bank, 3.30%, 5/15/26	521,000	478,006
Truist Bank, VRN, 2.64%, 9/17/29	334,000	308,446
U.S. Bancorp, VRN, 5.73%, 10/21/26	385,000	384,942
U.S. Bancorp, VRN, 5.78%, 6/12/29	241,000	241,089
Wells Fargo & Co., VRN, 3.20%, 6/17/27	255,000	239,597
Wells Fargo & Co., VRN, 4.90%, 7/25/33	285,000	273,530
Wells Fargo & Co., VRN, 5.39%, 4/24/34	414,000	411,548
		15,281,660
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	995,000	968,471
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	803,000	768,176
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	180,000	167,382
PepsiCo, Inc., 1.625%, 5/1/30	230,000	191,318
		2,095,347
Biotechnology — 0.7%
AbbVie, Inc., 4.40%, 11/6/42	820,000	734,760
Amgen, Inc., 4.05%, 8/18/29	815,000	773,272
Amgen, Inc., 5.25%, 3/2/33	730,000	731,279
Amgen, Inc., 5.65%, 3/2/53	390,000	395,238
		2,634,549
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,213,000	1,135,398
Fortune Brands Innovations, Inc., 5.875%, 6/1/33	135,000	135,244
Standard Industries, Inc., 4.375%, 7/15/30(1)	514,000	445,636
Trane Technologies Financing Ltd., 5.25%, 3/3/33	193,000	195,477
		1,911,755
Capital Markets — 2.0%
Ameriprise Financial, Inc., 5.15%, 5/15/33	520,000	516,675
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	300,000	296,450
Charles Schwab Corp., VRN, 5.85%, 5/19/34	155,000	157,415
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	144,000	140,235
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	750,000	670,502
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	760,000	676,327
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	421,000	391,158
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	445,000	350,491
Golub Capital BDC, Inc., 2.50%, 8/24/26	213,000	184,390
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(1)	192,000	188,763
Morgan Stanley, VRN, 2.63%, 2/18/26	930,000	882,174
Morgan Stanley, VRN, 5.12%, 2/1/29	165,000	162,828
Morgan Stanley, VRN, 5.16%, 4/20/29	372,000	367,736
Morgan Stanley, VRN, 2.70%, 1/22/31	580,000	493,528
Morgan Stanley, VRN, 2.51%, 10/20/32	735,000	594,005
Nasdaq, Inc., 5.55%, 2/15/34	347,000	348,522
Nasdaq, Inc., 5.95%, 8/15/53	153,000	156,765
Owl Rock Capital Corp., 3.40%, 7/15/26	87,000	77,135
Owl Rock Core Income Corp., 3.125%, 9/23/26	240,000	207,050
State Street Corp., VRN, 5.82%, 11/4/28	235,000	240,912
UBS Group AG, VRN, 1.49%, 8/10/27(1)	797,000	685,034
		7,788,095
Chemicals — 0.2%
Albemarle Corp., 4.65%, 6/1/27	504,000	491,231
CF Industries, Inc., 4.95%, 6/1/43	255,000	221,116
		712,347

Commercial Services and Supplies — 0.1%
Republic Services, Inc., 5.00%, 4/1/34	114,000	113,824
Waste Connections, Inc., 3.20%, 6/1/32	430,000	375,135
		488,959
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	540,000	425,332
Consumer Staples Distribution & Retail — 0.1%
United Natural Foods, Inc., 6.75%, 10/15/28(1)	522,000	433,325
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	396,000	354,059
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	233,605
Diversified REITs — 0.3%
Federal Realty OP LP, 3.50%, 6/1/30	403,000	351,145
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	450,000	440,916
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	462,000	407,175
		1,199,236
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 5.40%, 2/15/34	210,000	210,464
AT&T, Inc., 4.50%, 5/15/35	475,000	436,923
AT&T, Inc., 4.90%, 8/15/37	362,000	340,039
AT&T, Inc., 4.55%, 3/9/49	249,000	211,604
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	259,049
Sprint Capital Corp., 6.875%, 11/15/28	1,622,000	1,720,769
Sprint Capital Corp., 8.75%, 3/15/32	320,000	387,111
Telecom Italia Capital SA, 6.375%, 11/15/33	406,000	344,832
Telefonica Emisiones SA, 4.90%, 3/6/48	225,000	188,002
Verizon Communications, Inc., 2.55%, 3/21/31	230,000	192,102
Verizon Communications, Inc., 4.27%, 1/15/36	425,000	383,497
Verizon Communications, Inc., 4.81%, 3/15/39	190,000	177,919
		4,852,311
Electric Utilities — 2.7%
AEP Texas, Inc., 5.40%, 6/1/33	179,000	178,193
Baltimore Gas & Electric Co., 2.25%, 6/15/31	294,000	244,885
Baltimore Gas & Electric Co., 5.40%, 6/1/53	170,000	172,923
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	430,000	413,647
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	193,000	192,764
Commonwealth Edison Co., 5.30%, 2/1/53	320,000	325,904
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	159,670
Duke Energy Corp., 2.55%, 6/15/31	190,000	156,689
Duke Energy Corp., 5.00%, 8/15/52	260,000	237,922
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	276,150
Duke Energy Florida LLC, 3.85%, 11/15/42	77,000	62,883
Duke Energy Indiana LLC, 5.40%, 4/1/53	78,000	78,746
Duke Energy Progress LLC, 4.15%, 12/1/44	566,000	470,154
Duke Energy Progress LLC, 5.35%, 3/15/53	150,000	151,245
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	145,052
Exelon Corp., 5.15%, 3/15/28	246,000	245,020
Florida Power & Light Co., 2.45%, 2/3/32	414,000	348,614
Florida Power & Light Co., 4.125%, 2/1/42	310,000	272,543
Georgia Power Co., 4.95%, 5/17/33	180,000	177,771
MidAmerican Energy Co., 4.40%, 10/15/44	368,000	321,659
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	330,000	327,039
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	210,000	206,870
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	175,000	168,698

Northern States Power Co., 3.20%, 4/1/52	300,000	215,612
Northern States Power Co., 5.10%, 5/15/53	320,000	315,399
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	915,679
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(1)	170,000	164,284
Pacific Gas & Electric Co., 6.40%, 6/15/33	100,000	99,523
Pacific Gas & Electric Co., 4.20%, 6/1/41	195,000	145,543
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	280,474
PECO Energy Co., 4.375%, 8/15/52	415,000	367,647
Public Service Electric & Gas Co., 3.10%, 3/15/32	301,000	263,348
Public Service Electric & Gas Co., 4.65%, 3/15/33	268,000	263,189
Southern Co., 5.20%, 6/15/33	217,000	215,379
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	485,000	381,383
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	613,272	525,249
Union Electric Co., 3.90%, 4/1/52	264,000	215,835
Union Electric Co., 5.45%, 3/15/53	290,000	296,117
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	388,776
Xcel Energy, Inc., 4.60%, 6/1/32	146,000	137,961
		10,526,439
Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	470,000	469,921
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc., 2.90%, 9/29/31	553,000	446,137
Schlumberger Investment SA, 4.85%, 5/15/33	175,000	172,180
		618,317
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	224,000	209,029
Warnermedia Holdings, Inc., 4.28%, 3/15/32	108,000	95,833
Warnermedia Holdings, Inc., 5.14%, 3/15/52	275,000	224,100
		528,962
Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	301,014
GE Capital Funding LLC, 4.55%, 5/15/32	440,000	427,595
		728,609
Food Products — 0.7%
JDE Peet's NV, 2.25%, 9/24/31(1)	517,000	400,722
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,140,000	1,067,474
Mars, Inc., 4.75%, 4/20/33(1)	585,000	580,133
Mondelez International, Inc., 2.625%, 3/17/27	365,000	337,155
Nestle Holdings, Inc., 4.85%, 3/14/33(1)	240,000	245,075
		2,630,559
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	519,000	383,266
Ground Transportation — 0.7%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	490,000	474,252
Ashtead Capital, Inc., 5.55%, 5/30/33(1)	200,000	195,151
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	302,413
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	179,455
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	186,000	189,907
CSX Corp., 4.25%, 3/15/29	340,000	329,406
DAE Funding LLC, 1.55%, 8/1/24(1)	251,000	238,357
Union Pacific Corp., 3.55%, 8/15/39	569,000	478,674
United Rentals North America, Inc., 6.00%, 12/15/29(1)	415,000	414,428
		2,802,043
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc., 1.92%, 2/1/27	237,000	210,624

GE HealthCare Technologies, Inc., 5.65%, 11/15/27	850,000	860,776
		1,071,400
Health Care Providers and Services — 1.7%
Centene Corp., 4.625%, 12/15/29	615,000	566,622
Centene Corp., 3.375%, 2/15/30	576,000	495,556
CVS Health Corp., 5.25%, 2/21/33	432,000	430,512
CVS Health Corp., 4.78%, 3/25/38	362,000	334,280
CVS Health Corp., 5.05%, 3/25/48	455,000	419,717
CVS Health Corp., 5.625%, 2/21/53	595,000	591,931
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	107,104
Elevance Health, Inc., 5.125%, 2/15/53	185,000	179,538
HCA, Inc., 2.375%, 7/15/31	290,000	232,109
HCA, Inc., 5.50%, 6/1/33	357,000	356,589
HCA, Inc., 5.90%, 6/1/53	400,000	396,637
IQVIA, Inc., 5.70%, 5/15/28(1)	241,000	238,891
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	168,249
Roche Holdings, Inc., 2.61%, 12/13/51(1)	360,000	244,270
UnitedHealth Group, Inc., 4.50%, 4/15/33	750,000	730,919
UnitedHealth Group, Inc., 5.875%, 2/15/53	245,000	272,391
UnitedHealth Group, Inc., 5.05%, 4/15/53	365,000	363,068
Universal Health Services, Inc., 1.65%, 9/1/26	667,000	583,444
		6,711,827
Hotels, Restaurants and Leisure — 0.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	323,000	282,338
International Game Technology PLC, 5.25%, 1/15/29(1)	1,175,000	1,114,076
Marriott International, Inc., 3.50%, 10/15/32	245,000	211,796
Scientific Games International, Inc., 7.25%, 11/15/29(1)	620,000	621,333
Starbucks Corp., 4.75%, 2/15/26	475,000	470,782
		2,700,325
Household Durables — 0.3%
DR Horton, Inc., 2.50%, 10/15/24	452,000	432,405
KB Home, 4.80%, 11/15/29	520,000	477,418
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	493,000	402,302
		1,312,125
Household Products — 0.2%
Clorox Co., 1.80%, 5/15/30	460,000	376,575
Clorox Co., 4.60%, 5/1/32	407,000	397,858
		774,433
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.50%, 1/15/34	360,000	352,362
Insurance — 0.2%
Allstate Corp., 5.25%, 3/30/33	361,000	360,207
Five Corners Funding Trust III, 5.79%, 2/15/33(1)	150,000	152,158
Progressive Corp., 4.95%, 6/15/33	310,000	307,618
		819,983
IT Services — 0.1%
International Business Machines Corp., 4.75%, 2/6/33	325,000	318,993
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	355,000	245,310
Machinery — 0.6%
Chart Industries, Inc., 7.50%, 1/1/30(1)	580,000	592,473
John Deere Capital Corp., 4.75%, 1/20/28	726,000	725,926
John Deere Capital Corp., 4.85%, 10/11/29	178,000	177,968
John Deere Capital Corp., 4.70%, 6/10/30	325,000	323,083

Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	579,365
		2,398,815
Media — 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	810,000	613,006
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	330,000	310,460
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	230,000	181,134
Comcast Corp., 3.20%, 7/15/36	365,000	299,728
Comcast Corp., 3.75%, 4/1/40	588,000	495,787
Comcast Corp., 2.94%, 11/1/56	330,000	215,137
Cox Communications, Inc., 3.15%, 8/15/24(1)	115,000	111,155
Cox Communications, Inc., 3.85%, 2/1/25(1)	206,000	199,410
Cox Communications, Inc., 5.70%, 6/15/33(1)	300,000	302,734
Fox Corp., 5.48%, 1/25/39	250,000	233,752
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	583,000	387,049
Paramount Global, 4.00%, 1/15/26	419,000	398,978
Paramount Global, 4.95%, 1/15/31	290,000	261,456
WPP Finance 2010, 3.75%, 9/19/24	76,000	73,711
		4,083,497
Metals and Mining — 0.2%
Glencore Funding LLC, 2.625%, 9/23/31(1)	515,000	414,967
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	24,000	18,863
South32 Treasury Ltd., 4.35%, 4/14/32(1)	380,000	333,792
		767,622
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	235,000	222,119
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	307,000	267,032
		489,151
Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	360,732
Ameren Corp., 3.50%, 1/15/31	507,000	452,760
Ameren Illinois Co., 4.95%, 6/1/33	200,000	198,537
CenterPoint Energy, Inc., 2.65%, 6/1/31	333,000	278,021
Dominion Energy, Inc., 4.90%, 8/1/41	328,000	294,834
DTE Energy Co., 4.875%, 6/1/28	235,000	230,051
Sempra Energy, 3.25%, 6/15/27	317,000	293,544
Sempra Energy, 5.50%, 8/1/33	465,000	462,274
WEC Energy Group, Inc., 1.375%, 10/15/27	390,000	333,348
		2,904,101
Office REITs†
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	51,000	48,261
Oil, Gas and Consumable Fuels — 2.8%
Aker BP ASA, 6.00%, 6/13/33(1)	550,000	550,540
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	343,271
BP Capital Markets America, Inc., 3.06%, 6/17/41	295,000	223,749
Cenovus Energy, Inc., 2.65%, 1/15/32	340,000	274,661
Diamondback Energy, Inc., 6.25%, 3/15/33	365,000	377,735
Enbridge, Inc., 5.70%, 3/8/33	384,000	389,448
Energy Transfer LP, 5.75%, 2/15/33	363,000	365,875
Energy Transfer LP, 4.90%, 3/15/35	343,000	314,917
Enterprise Products Operating LLC, 4.85%, 3/15/44	293,000	270,792
EQT Corp., 5.70%, 4/1/28	432,000	426,808
Equinor ASA, 3.25%, 11/18/49	249,000	187,213
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	522,418	420,391
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	162,527
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	244,000	250,443

MEG Energy Corp., 5.875%, 2/1/29(1)	980,000	922,587
MPLX LP, 5.65%, 3/1/53	120,000	112,306
Occidental Petroleum Corp., 6.625%, 9/1/30	440,000	457,600
Petroleos Mexicanos, 6.70%, 2/16/32	500,000	380,617
Petroleos Mexicanos, 10.00%, 2/7/33(1)	960,000	880,197
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	34,912
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	978,854
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	550,000	541,698
Shell International Finance BV, 2.375%, 11/7/29	375,000	327,924
Shell International Finance BV, 4.375%, 5/11/45	205,000	185,050
Southwestern Energy Co., 5.375%, 3/15/30	972,000	907,982
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	407,000	333,830
Western Midstream Operating LP, 6.15%, 4/1/33	242,000	244,243
		10,866,170
Passenger Airlines — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	953,231	945,214
Personal Care Products — 0.3%
Haleon US Capital LLC, 4.00%, 3/24/52	275,000	228,796
Kenvue, Inc., 5.10%, 3/22/43(1)	860,000	874,899
		1,103,695
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	324,000	210,928
Eli Lilly & Co., 4.875%, 2/27/53	295,000	303,234
Merck & Co., Inc., 5.00%, 5/17/53	102,000	103,410
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	490,000	488,344
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	610,000	611,776
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	390,000	405,782
Viatris, Inc., 4.00%, 6/22/50	175,000	115,884
		2,239,358
Retail REITs — 0.2%
Kimco Realty OP LLC, 4.60%, 2/1/33	700,000	648,049
NNN REIT, Inc., 4.80%, 10/15/48	295,000	243,674
		891,723
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 3.42%, 4/15/33(1)	230,000	192,446
Intel Corp., 5.20%, 2/10/33	500,000	504,997
Intel Corp., 5.70%, 2/10/53	261,000	265,703
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	580,000	472,993
		1,436,139
Software — 0.1%
Oracle Corp., 3.85%, 7/15/36	178,000	148,672
Oracle Corp., 3.60%, 4/1/40	468,000	362,260
		510,932
Specialized REITs — 0.2%
American Tower Corp., 5.55%, 7/15/33	105,000	105,818
Crown Castle, Inc., 4.15%, 7/1/50	256,000	203,480
Equinix, Inc., 2.90%, 11/18/26	405,000	371,700
Equinix, Inc., 1.80%, 7/15/27	250,000	216,839
		897,837
Specialty Retail — 0.4%
Lowe's Cos., Inc., 2.625%, 4/1/31	840,000	709,790
Lowe's Cos., Inc., 5.75%, 7/1/53	485,000	494,592
O'Reilly Automotive, Inc., 4.70%, 6/15/32	290,000	279,426
		1,483,808

Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 3.95%, 8/8/52	655,000	577,756
Dell International LLC / EMC Corp., 8.10%, 7/15/36	140,000	163,902
		741,658
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	414,000	400,216
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	438,000	371,424
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 4.875%, 6/19/49	405,000	359,016
TOTAL CORPORATE BONDS (Cost $119,059,530)		110,801,361
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 26.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 4.49%, (1-year H15T1Y plus 2.26%), 4/1/37	19,351	19,573
FHLMC, VRN, 4.24%, (12-month LIBOR plus 1.89%), 7/1/41	29,271	28,901
FHLMC, VRN, 4.20%, (12-month LIBOR plus 1.63%), 8/1/46	62,228	62,455
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	38,176	37,291
FNMA, VRN, 5.96%, (6-month LIBOR plus 1.57%), 6/1/35	6,450	6,552
FNMA, VRN, 6.92%, (12-month LIBOR plus 1.61%), 4/1/46	145,506	148,282
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	18,201	17,204
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	175,518	174,229
		494,487
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 25.9%
FHLMC, 6.00%, 9/1/35	157,153	163,453
FHLMC, 6.00%, 2/1/38	79,315	82,501
FHLMC, 2.50%, 3/1/42	5,359	4,692
FHLMC, 3.50%, 5/1/50	357,526	329,212
FHLMC, 2.50%, 10/1/50	1,756,990	1,499,993
FHLMC, 2.50%, 5/1/51	2,460,400	2,099,732
FHLMC, 3.50%, 5/1/51	695,991	641,282
FHLMC, 3.00%, 7/1/51	1,617,256	1,433,028
FHLMC, 2.00%, 8/1/51	2,054,841	1,683,422
FHLMC, 4.00%, 8/1/51	9,725	9,270
FHLMC, 2.50%, 10/1/51	1,113,938	956,791
FHLMC, 3.00%, 12/1/51	493,963	435,940
FHLMC, 3.00%, 2/1/52	2,403,756	2,127,523
FHLMC, 3.50%, 5/1/52	1,276,714	1,172,281
FHLMC, 4.00%, 5/1/52	1,245,902	1,177,374
FHLMC, 4.00%, 5/1/52	656,325	616,688
FHLMC, 4.00%, 6/1/52	2,860,929	2,703,714
FHLMC, 5.00%, 7/1/52	888,079	877,980
FHLMC, 5.00%, 8/1/52	1,711,781	1,680,178
FHLMC, 4.50%, 10/1/52	2,948,842	2,842,720
FHLMC, 4.50%, 10/1/52	2,427,685	2,335,819
FHLMC, 6.00%, 11/1/52	3,172,856	3,219,813
FHLMC, 5.50%, 12/1/52	720,807	719,790
FNMA, 6.00%, 12/1/33	112,582	116,268
FNMA, 2.00%, 5/1/36	1,043,872	927,014
FNMA, 2.00%, 1/1/37	1,383,028	1,227,561
FNMA, 6.00%, 9/1/37	125,675	130,370
FNMA, 6.00%, 11/1/37	123,802	128,276
FNMA, 4.50%, 4/1/39	130,513	128,965
FNMA, 4.50%, 5/1/39	373,571	369,141
FNMA, 6.50%, 5/1/39	56,357	58,821

FNMA, 4.50%, 10/1/39	620,191	612,834
FNMA, 4.00%, 8/1/41	551,484	530,590
FNMA, 3.50%, 10/1/41	395,982	371,002
FNMA, 3.50%, 2/1/42	288,035	269,856
FNMA, 2.50%, 3/1/42	5,533	4,809
FNMA, 3.50%, 5/1/42	191,152	179,089
FNMA, 2.50%, 6/1/42	5,541	4,815
FNMA, 3.50%, 6/1/42	1,563,622	1,464,947
FNMA, 3.50%, 8/1/42	457,486	428,609
FNMA, 3.50%, 9/1/42	147,614	138,171
FNMA, 3.50%, 5/1/45	265,888	247,694
FNMA, 4.00%, 11/1/45	295,207	281,458
FNMA, 4.00%, 11/1/45	122,215	116,763
FNMA, 4.00%, 2/1/46	486,332	464,486
FNMA, 4.00%, 4/1/46	385,814	368,643
FNMA, 3.50%, 2/1/47	688,344	636,927
FNMA, 2.50%, 6/1/50	670,537	574,500
FNMA, 4.00%, 5/1/51	26,243	25,136
FNMA, 2.50%, 12/1/51	1,735,910	1,476,106
FNMA, 2.50%, 2/1/52	901,783	770,081
FNMA, 3.00%, 2/1/52	1,635,074	1,447,160
FNMA, 2.00%, 3/1/52	3,690,396	3,028,048
FNMA, 2.50%, 3/1/52	1,657,721	1,417,975
FNMA, 3.00%, 3/1/52	1,442,636	1,282,988
FNMA, 3.00%, 4/1/52	2,068,298	1,830,543
FNMA, 3.50%, 4/1/52	724,165	661,183
FNMA, 4.00%, 4/1/52	2,023,925	1,910,336
FNMA, 4.00%, 4/1/52	722,313	682,836
FNMA, 4.00%, 4/1/52	679,305	639,123
FNMA, 2.50%, 5/1/52	4,016,549	3,420,680
FNMA, 3.00%, 5/1/52	1,474,372	1,311,864
FNMA, 3.50%, 5/1/52	2,606,540	2,382,219
FNMA, 3.50%, 5/1/52	1,908,452	1,741,899
FNMA, 4.00%, 5/1/52	1,813,961	1,706,050
FNMA, 3.00%, 6/1/52	579,356	515,541
FNMA, 4.50%, 7/1/52	563,591	542,263
FNMA, 5.00%, 8/1/52	1,867,912	1,833,427
FNMA, 4.50%, 9/1/52	1,035,219	1,006,955
FNMA, 5.00%, 9/1/52	1,273,594	1,259,111
FNMA, 5.50%, 10/1/52	1,860,879	1,853,856
FNMA, 5.50%, 1/1/53	3,507,992	3,505,902
FNMA, 6.50%, 1/1/53	3,256,936	3,327,698
GNMA, 7.00%, 4/20/26	49	49
GNMA, 7.50%, 8/15/26	127	128
GNMA, 8.00%, 8/15/26	37	37
GNMA, 8.00%, 6/15/27	227	227
GNMA, 6.50%, 3/15/28	319	326
GNMA, 6.50%, 5/15/28	785	801
GNMA, 7.00%, 5/15/31	944	972
GNMA, 5.50%, 12/15/32	35,600	36,158
GNMA, 4.50%, 8/15/33	47,336	46,414
GNMA, 6.00%, 9/20/38	40,911	42,825
GNMA, 5.50%, 11/15/38	42,517	43,084
GNMA, 5.50%, 11/15/38	17,457	17,543
GNMA, 6.00%, 1/20/39	9,610	10,063

GNMA, 4.50%, 4/15/39	62,383	61,091
GNMA, 4.50%, 6/15/39	150,821	149,075
GNMA, 4.50%, 1/15/40	107,376	106,032
GNMA, 4.50%, 4/15/40	94,680	93,495
GNMA, 4.50%, 12/15/40	179,973	177,887
GNMA, 3.50%, 6/20/42	459,504	432,785
GNMA, 3.00%, 4/20/50	593,396	535,363
GNMA, 3.00%, 5/20/50	605,784	546,227
GNMA, 3.00%, 6/20/50	1,318,297	1,190,555
GNMA, 3.00%, 7/20/50	1,159,828	1,045,215
GNMA, 2.00%, 10/20/50	5,760,170	4,874,631
GNMA, 2.50%, 11/20/50	2,285,824	1,941,944
GNMA, 2.50%, 2/20/51	2,431,506	2,117,151
GNMA, 3.50%, 6/20/51	1,202,530	1,118,794
GNMA, 2.50%, 9/20/51	1,574,080	1,365,668
GNMA, 2.50%, 12/20/51	1,426,301	1,236,582
GNMA, 5.00%, 4/20/53	1,990,785	1,957,714
GNMA, 5.50%, TBA	3,388,000	3,372,383
		100,695,004
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $105,450,852)		101,189,491
U.S. TREASURY SECURITIES — 25.1%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	635,930
U.S. Treasury Bonds, 1.125%, 8/15/40	600,000	386,273
U.S. Treasury Bonds, 2.375%, 2/15/42	2,000,000	1,558,047
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	172,031
U.S. Treasury Bonds, 3.25%, 5/15/42	900,000	803,566
U.S. Treasury Bonds, 3.375%, 8/15/42	200,000	181,633
U.S. Treasury Bonds, 2.75%, 11/15/42	330,000	271,644
U.S. Treasury Bonds, 4.00%, 11/15/42	5,100,000	5,069,719
U.S. Treasury Bonds, 3.875%, 2/15/43	6,500,000	6,339,531
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	334,828
U.S. Treasury Bonds, 3.875%, 5/15/43(2)	3,000,000	2,927,812
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	573,762
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	169,363
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	168,789
U.S. Treasury Bonds, 2.75%, 11/15/47	600,000	483,047
U.S. Treasury Bonds, 2.875%, 5/15/49	2,500,000	2,068,164
U.S. Treasury Bonds, 2.25%, 8/15/49	1,000,000	727,188
U.S. Treasury Bonds, 2.375%, 11/15/49	2,590,000	1,935,570
U.S. Treasury Bonds, 1.625%, 11/15/50	600,000	372,949
U.S. Treasury Bonds, 3.00%, 8/15/52	300,000	255,188
U.S. Treasury Bonds, 4.00%, 11/15/52	6,700,000	6,884,250
U.S. Treasury Bonds, 3.625%, 2/15/53	600,000	576,000
U.S. Treasury Notes, 1.125%, 1/15/25(3)	2,700,000	2,539,582
U.S. Treasury Notes, 4.625%, 3/15/26	1,000,000	1,001,211
U.S. Treasury Notes, 3.625%, 5/15/26	6,000,000	5,854,453
U.S. Treasury Notes, 4.125%, 6/15/26	12,000,000	11,880,000
U.S. Treasury Notes, 3.875%, 11/30/27(3)	1,100,000	1,084,596
U.S. Treasury Notes, 4.00%, 2/29/28	11,500,000	11,417,119
U.S. Treasury Notes, 3.50%, 4/30/28	5,000,000	4,859,180
U.S. Treasury Notes, 3.625%, 5/31/28	6,700,000	6,553,961
U.S. Treasury Notes, 4.00%, 6/30/28	3,300,000	3,282,211
U.S. Treasury Notes, 3.875%, 11/30/29	400,000	396,453
U.S. Treasury Notes, 3.875%, 12/31/29	700,000	694,039

U.S. Treasury Notes, 4.00%, 2/28/30		2,000,000	1,998,906
U.S. Treasury Notes, 3.625%, 3/31/30		5,200,000	5,089,230
U.S. Treasury Notes, 3.50%, 4/30/30		3,600,000	3,495,937
U.S. Treasury Notes, 3.75%, 5/31/30		4,000,000	3,944,688
U.S. Treasury Notes, 3.75%, 6/30/30		600,000	592,125
TOTAL U.S. TREASURY SECURITIES (Cost $100,987,060)			97,578,975
ASSET-BACKED SECURITIES — 4.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		975,000	837,289
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(1)		990,000	914,992
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		424,550	383,546
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		609,475	553,757
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		2,375,601	1,875,371
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,100,000	1,437,147
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)		$2,585,249	2,282,746
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		1,900,000	1,522,451
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		521,029	472,294
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,177,590	1,074,991
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		838,081	746,581
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		566,677	464,556
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		551,719	472,357
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		1,015,963	883,655
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		1,217,770	1,058,913
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)		80,638	77,469
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		834,000	730,876
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		1,041,697	918,696
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		531,635	481,494
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)		500,000	444,067
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		334,192	321,132
TOTAL ASSET-BACKED SECURITIES (Cost $20,572,506)			17,954,380
COLLATERALIZED LOAN OBLIGATIONS — 4.5%
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.17%, (3-month LIBOR plus 1.90%), 7/22/32(1)		800,000	779,466
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.90%, (3-month LIBOR plus 1.60%), 4/30/31(1)		650,000	643,255
AMMC CLO XII Ltd., Series 2013-12A, Class BR, VRN, 6.84%, (3-month LIBOR plus 1.50%), 11/10/30(1)		700,000	691,261
Atrium IX, Series 9A, Class BR2, VRN, 6.96%, (3-month LIBOR plus 1.50%), 5/28/30(1)		625,000	613,320
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.86%, (1-month LIBOR plus 1.70%), 6/16/36(1)		800,000	757,369
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.17%, (1-month SOFR plus 2.06%), 2/15/38(1)		706,000	584,235
Carlyle US CLO Ltd., Series 2019-2A, Class A2R, VRN, 6.91%, (3-month LIBOR plus 1.65%), 7/15/32(1)		550,000	534,995
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/31(1)		808,049	805,701
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(1)		898,337	892,719
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/30(1)		1,000,000	960,660
Greystone CRE Notes Ltd., Series 2019-FL2, Class C, VRN, 7.19%, (1-month LIBOR plus 2.00%), 9/15/37(1)		920,500	908,817
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.36%, (3-month LIBOR plus 2.10%), 7/18/30(1)		600,000	584,982
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.65%, (3-month SOFR plus 2.60%), 7/20/31(1)		725,000	718,476
Monroe Capital Mml CLO Ltd., Series 2017-1A, Class AR, VRN, 6.57%, (3-month LIBOR plus 1.30%), 4/22/29(1)		493,412	491,199
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class B, VRN, 6.85%, (3-month LIBOR plus 1.60%), 4/20/30(1)		350,000	342,296
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CR, VRN, 7.30%, (3-month LIBOR plus 2.05%), 7/20/30(1)		750,000	737,527
Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, VRN, 9.99%, (3-month SOFR plus 5.00%), 4/15/30(1)		900,000	808,387
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 6.89%, (3-month SOFR plus 1.90%), 10/15/30(1)		725,000	711,597
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, VRN, 7.08%, (3-month SOFR plus 2.30%), 7/24/31(1)		900,000	892,436

Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 7.64%, (3-month SOFR plus 2.65%), 1/15/31(1)		450,000	449,240
PFP Ltd., Series 2021-8, Class D, VRN, 7.31%, (1-month LIBOR plus 2.15%), 8/9/37(1)		600,000	544,172
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.40%, (1-month LIBOR plus 2.25%), 4/25/38(1)		759,000	728,752
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.75%, (1-month SOFR plus 2.75%), 5/19/38(1)		451,000	449,340
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/30(1)		675,000	651,073
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 7/15/30(1)		1,150,000	1,104,086
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,864,692)			17,385,361
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 2.8%
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.05%, (1-month LIBOR plus 2.90%), 4/25/28(1)		790,581	793,958
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.10%, (1-month LIBOR plus 1.95%), 7/25/29(1)		234,813	235,407
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, VRN, 5.82%, 6/25/67(1)		932,789	905,770
CHNGE Mortgage Trust, Series 2023-1, Class A1, SEQ, 7.07%, 3/25/58(1)		897,573	890,523
Citigroup Mortgage Loan Trust, Inc., Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)		421,204	393,357
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		2,279	2,067
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 8.15%, (1-month LIBOR plus 3.00%), 11/25/28(1)		1,600,000	1,615,705
GCAT Trust, Series 2023-NQM1, Class A2, 6.24%, 11/25/67(1)		615,304	607,668
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.15%, (1-month LIBOR plus 3.00%), 10/25/28(1)		876,890	884,146
Home RE Ltd., Series 2020-1, Class M2, VRN, 10.40%, (1-month LIBOR plus 5.25%), 10/25/30(1)		473,217	479,856
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.85%), 10/25/34(1)		550,000	553,508
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.47%, 5/25/65(1)		1,350,000	1,144,166
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32		10,732	10,131
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 6.92%, (30-day average SOFR plus 1.85%), 11/25/31(1)		515,230	514,198
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)		78,814	69,773
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)		584,000	520,811
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.05%, (1-month LIBOR plus 3.90%), 8/25/33(1)		418,249	420,886
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)		843,749	825,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36		60,079	50,923
			10,918,294
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2020-HQA2, Class M2, VRN, 8.25%, (1-month LIBOR plus 3.10%), 3/25/50(1)		93,797	96,259
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 6/25/43(1)		600,000	600,000
FHLMC, Series 3397, Class GF, VRN, 5.69%, (1-month LIBOR plus 0.50%), 12/15/37		79,437	79,241
FNMA, Series 2014-C02, Class 2M2, VRN, 7.75%, (1-month LIBOR plus 2.60%), 5/25/24		144,778	146,088
FNMA, Series 2023-R05, Class 1M1, VRN, 6.97%, (30-day average SOFR plus 1.90%), 6/25/43(1)(2)		555,000	555,000
GNMA, Series 2007-5, Class FA, VRN, 5.29%, (1-month LIBOR plus 0.14%), 2/20/37		107,981	107,731
			1,584,319
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,889,071)			12,502,613
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
Canada — 1.2%
Canadian Government Bond, 3.50%, 3/1/28	CAD	6,000,000	4,494,599
Chile†
Chile Government International Bond, 3.625%, 10/30/42		$153,000	124,133
Mexico†
Mexico Government International Bond, 6.35%, 2/9/35		191,000	201,274
Peru — 0.2%
Peruvian Government International Bond, 3.00%, 1/15/34		350,000	291,637
Peruvian Government International Bond, 5.625%, 11/18/50		299,000	309,438
			601,075
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		235,000	262,866

Romania — 0.3%
Romanian Government International Bond, 6.625%, 2/17/28(1)	1,186,000	1,221,924
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)	405,000	402,040
Saudi Government International Bond, 5.50%, 10/25/32(1)	520,000	546,617
		948,657
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,948,485)		7,854,528
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	758,491	621,493
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	424,000	339,395
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.59%, (1-month LIBOR plus 2.40%), 9/15/36(1)	900,000	841,736
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.28%, (1-month SOFR plus 3.13%), 6/15/40(1)	747,000	746,310
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.34%, (1-month LIBOR plus 2.15%), 5/15/36(1)	1,650,893	1,617,400
CSMC Trust, Series 2021-BHAR, Class B, VRN, 6.69%, (1-month LIBOR plus 1.50%), 11/15/38(1)	469,000	457,624
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	510,000	482,467
Med Trust, Series 2021-MDLN, Class F, VRN, 9.19%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,657,197	1,570,081
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	982,663
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,191,882)		7,659,169
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	389,500
California State University Rev., 2.98%, 11/1/51	400,000	288,555
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	217,611
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	82,541
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	321,081
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	742,264
Houston GO, 3.96%, 3/1/47	255,000	226,574
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	162,612
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	445,612
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	51,532
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	376,497
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	48,826
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	334,095
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	150,361
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	158,519
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	418,277
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	390,825
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	120,000	116,304
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	193,340
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	215,000	224,908
State of California GO, 4.60%, 4/1/38	140,000	134,467
State of California GO, 7.55%, 4/1/39	260,000	328,200
State of California GO, 7.30%, 10/1/39	135,000	163,305
State of California GO, 7.60%, 11/1/40	25,000	31,984
State of Washington GO, 5.14%, 8/1/40	190,000	193,645
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	460,000	474,316
University of California Rev., 3.07%, 5/15/51	220,000	155,853
TOTAL MUNICIPAL SECURITIES (Cost $8,110,399)		6,821,604

BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.95%, (1-month SOFR plus 1.75%), 3/15/28 (Cost $531,793)	531,959	531,058
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,940)	400,000	323,498
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	71,354	71,354
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $172,744), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $168,384)		168,314
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/32, valued at $853,829), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $837,352)		837,000
		1,005,314
TOTAL SHORT-TERM INVESTMENTS (Cost $1,076,668)		1,076,668
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $403,082,878)		381,678,706
OTHER ASSETS AND LIABILITIES — 1.7%		6,746,074
TOTAL NET ASSETS — 100.0%		$388,424,780

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,253,670	CAD	3,002,930	JPMorgan Chase Bank N.A.	9/15/23	$(15,669)
USD	1,435,684	CAD	1,915,949	UBS AG	9/15/23	(12,215)
USD	2,246,493	CAD	2,999,427	UBS AG	9/15/23	(20,199)
						$(48,083)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	35	September 2023	$5,107,800	$(12,277)
U.S. Treasury 2-Year Notes	371	September 2023	75,440,531	(688,286)
U.S. Treasury 5-Year Notes	211	September 2023	22,596,781	(280,165)
U.S. Treasury 10-Year Notes	143	September 2023	16,053,984	(101,835)
U.S. Treasury 10-Year Ultra Notes	56	September 2023	6,632,500	(26,672)
U.S. Treasury Long Bonds	52	September 2023	6,599,125	(32,242)
U.S. Treasury Ultra Bonds	1	September 2023	136,219	(283)
			$132,566,940	$(1,141,760)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$9,127,800	$(92,563)	$(211,840)	$(304,403)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$2,000,000	$141	$7,469	$7,610
CPURNSA	Receive	2.97%	10/14/23	$2,950,000	145	9,166	9,311
CPURNSA	Receive	2.97%	10/14/23	$2,950,000	145	9,165	9,310
					$431	$25,800	$26,231

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $82,720,432, which represented 21.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,548,569.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$110,801,361	—
U.S. Government Agency Mortgage-Backed Securities	—	101,189,491	—
U.S. Treasury Securities	—	97,578,975	—
Asset-Backed Securities	—	17,954,380	—
Collateralized Loan Obligations	—	17,385,361	—
Collateralized Mortgage Obligations	—	12,502,613	—
Sovereign Governments and Agencies	—	7,854,528	—
Commercial Mortgage-Backed Securities	—	7,659,169	—
Municipal Securities	—	6,821,604	—
Bank Loan Obligations	—	531,058	—
U.S. Government Agency Securities	—	323,498	—
Short-Term Investments	$71,354	1,005,314	—
	$71,354	$381,607,352	—
Other Financial Instruments
Swap Agreements	—	$26,231	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,129,483	$12,277	—
Swap Agreements	—	304,403	—
Forward Foreign Currency Exchange Contracts	—	48,083	—
	$1,129,483	$364,763	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.